Debt - finance Lease (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	€ 317	€ 703
Future finance charge on finance lease	(36)	(63)
Minimum finance lease payments payable, at present value	281	640
Due within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	90	138
Future finance charge on finance lease	(15)	(22)
Minimum finance lease payments payable, at present value	75	116
Due between one and three years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	134	246
Future finance charge on finance lease	(15)	(29)
Minimum finance lease payments payable, at present value	119	217
Due between three and five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	19	131
Future finance charge on finance lease	(3)	(7)
Minimum finance lease payments payable, at present value	16	124
Due beyond five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	74	188
Future finance charge on finance lease	(3)	(5)
Minimum finance lease payments payable, at present value	€ 71	€ 183